Income Tax Benefit (Expense) (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Income Tax [Abstract]
Disclosure of Income Tax Expense Explanatory

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2017	2018	2019
Current tax expense
Current period	(237)	(135)	(60)
Current tax expense	(237)	(135)	(60)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	1,928	(1,231)	7,156
Change in unrecognized deductible temporary differences	(1,908)	620	(6,385)
Utilization of previously unrecognised tax losses	24	655	29
Deferred tax benefit (expense)	44	44	800
Total	(193)	(91)	740

Disclosure of Income Taxes Recognized In Other Comprehensive Income (loss) Explanatory

Income Tax Recognized in Other Comprehensive Income (loss)

	For the year ended March 31
	2017			2018			2019
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	48,618	—	48,618	(1,915)	—	(1,915)	(72,919)	—	(72,919)
Net change in fair value of available-for-sale financial assets	(809)	—	(809)	2,280	—	2,280	—	—	—
Equity instruments at FVOCI - net change in fair value	—	—	—	—	—	—	(508)	—	(508)
Remeasurement of defined benefit (asset) liability	(266)	—	(266)	(422)	—	(422)	(585)	—	(585)
Total	47,543	—	47,543	(57)	—	(57)	(74,012)	—	(74,012)

Disclosure of Reconciliation Of Effective Tax Rate Explanatory

Reconciliation of Effective Tax Rate

	For the Year Ended March 31
Particulars	2017		2018		2019
Loss for the year		(110,303)		(220,240)		(167,883)
Income tax benefit (expense)		(193)		(91)		740
Loss before tax		(110,110)		(220,149)		(168,623)
Income tax benefit using the Company's domestic tax rate	15.00%	16,517	15.00%	33,020	14.99%	25,285
Effect of tax rates in foreign jurisdictions	13.60%	14,978	13.90%	30,611	13.19%	22,238
Non deductible expenses	3.64%	(4,005)	0.81%	(1,781)	1.39%	(2,338)
Tax exempt income	5.99%	6,593	0.28%	622	0.42%	709
Utilization of previously unrecognised tax losses	0.02%	24	0.30%	655	0.02%	29
Current year losses for which no deferred tax asset was recognized	29.37%	(32,340)	29.00%	(63,833)	23.03%	(38,830)
Change in unrecognised temporary differences	1.73%	(1,908)	0.28%	620	3.79%	(6,385)
Others	0.05%	(52)	0.00%	(5)	0.02%	32
		(193)		(91)		740